Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Retentions related to loans	$ 1,524	$ 1,000
Other payable account	2,362	4,281
Other financial liabilities	$ 3,886	$ 5,281